Note 6 Maximum credit risk exposure (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	€ 963,058	€ 904,889
Financial assets held for trading [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	90,638	106,749
Financial assets held for trading [Member] | equity instruments [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	7,699	4,589
Financial assets held for trading [Member] | Debt securities [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	31,947	28,569
Financial assets held for trading [Member] | loans and advances [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	50,992	73,590
Non trading financial assets mandatorily at fair value through profit or loss [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	10,584	8,737
Non trading financial assets mandatorily at fair value through profit or loss [Member] | equity instruments [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	9,646	7,963
Non trading financial assets mandatorily at fair value through profit or loss [Member] | Debt securities [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	653	484
Non trading financial assets mandatorily at fair value through profit or loss [Member] | loans and advances [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	285	290
Financial assets designated at fair value through profit or loss [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	856	955
Derivatives [member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	50,321	48,747
Financial assets at fair value through other comprehensive income, category [member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	60,820	62,289
Financial assets at fair value through other comprehensive income, category [member] | equity instruments [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	1,382	1,217
Financial assets at fair value through other comprehensive income, category [member] | Debt securities [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	59,413	61,047
Financial assets at fair value through other comprehensive income, category [member] | Loans and advances to credit institutions [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	25	26
Financial assets at amortised cost, category [member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	492,523	463,130
Financial assets at amortised cost, category [member] | Debt securities [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	58,518	49,544
Financial assets at amortised cost, category [member] | Loans and advances to credit institutions [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	21,617	17,498
Financial assets at amortised cost, category [member] | Loans and advances to central banks [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	7,367	7,176
Financial assets at amortised cost, category [member] | Loans and advances to customers [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	405,021	388,912
Total financial assets risk [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	705,742	690,606
Total loan commitments and financial guarantees [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	257,316	214,283
Total loan commitments and financial guarantees [Member] | Loan commitments given [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	187,331	152,868
Total loan commitments and financial guarantees [Member] | Financial guarantees given [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	20,464	18,839
Total loan commitments and financial guarantees [Member] | Other commitments given [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	49,521	42,577
Stage 1 [Member] | Financial assets at fair value through other comprehensive income, category [member] | Debt securities [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	56,944	60,255
Stage 1 [Member] | Financial assets at fair value through other comprehensive income, category [member] | Loans and advances to credit institutions [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	25	26
Stage 1 [Member] | Financial assets at amortised cost, category [member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	440,370	410,590
Stage 1 [Member] | Financial assets at amortised cost, category [member] | Debt securities [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	58,326	49,403
Stage 1 [Member] | Financial assets at amortised cost, category [member] | Loans and advances to credit institutions [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	21,193	17,478
Stage 1 [Member] | Financial assets at amortised cost, category [member] | Loans and advances to central banks [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	7,367	7,176
Stage 1 [Member] | Financial assets at amortised cost, category [member] | Loans and advances to customers [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	353,484	336,533
Stage 1 [Member] | Total loan commitments and financial guarantees [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	247,913	204,842
Stage 1 [Member] | Total loan commitments and financial guarantees [Member] | Loan commitments given [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	181,227	147,376
Stage 1 [Member] | Total loan commitments and financial guarantees [Member] | Financial guarantees given [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	19,466	17,612
Stage 1 [Member] | Total loan commitments and financial guarantees [Member] | Other commitments given [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	47,220	39,854
Stage 2 [Member] | Financial assets at fair value through other comprehensive income, category [member] | Debt securities [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	2,448	771
Stage 2 [Member] | Financial assets at fair value through other comprehensive income, category [member] | Loans and advances to credit institutions [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	0	0
Stage 2 [Member] | Financial assets at amortised cost, category [member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	37,441	38,061
Stage 2 [Member] | Financial assets at amortised cost, category [member] | Debt securities [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	157	108
Stage 2 [Member] | Financial assets at amortised cost, category [member] | Loans and advances to credit institutions [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	420	18
Stage 2 [Member] | Financial assets at amortised cost, category [member] | Loans and advances to central banks [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	0	0
Stage 2 [Member] | Financial assets at amortised cost, category [member] | Loans and advances to customers [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	36,864	37,935
Stage 2 [Member] | Total loan commitments and financial guarantees [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	8,443	8,411
Stage 2 [Member] | Total loan commitments and financial guarantees [Member] | Loan commitments given [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	5,907	5,326
Stage 2 [Member] | Total loan commitments and financial guarantees [Member] | Financial guarantees given [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	785	998
Stage 2 [Member] | Total loan commitments and financial guarantees [Member] | Other commitments given [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	1,751	2,087
Stage 3 [Member] | Financial assets at fair value through other comprehensive income, category [member] | Debt securities [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	21	21
Stage 3 [Member] | Financial assets at fair value through other comprehensive income, category [member] | Loans and advances to credit institutions [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	0	0
Stage 3 [Member] | Financial assets at amortised cost, category [member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	14,712	14,478
Stage 3 [Member] | Financial assets at amortised cost, category [member] | Debt securities [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	35	32
Stage 3 [Member] | Financial assets at amortised cost, category [member] | Loans and advances to credit institutions [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	4	2
Stage 3 [Member] | Financial assets at amortised cost, category [member] | Loans and advances to central banks [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	0	0
Stage 3 [Member] | Financial assets at amortised cost, category [member] | Loans and advances to customers [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	14,672	14,444
Stage 3 [Member] | Total loan commitments and financial guarantees [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	960	1,030
Stage 3 [Member] | Total loan commitments and financial guarantees [Member] | Loan commitments given [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	197	165
Stage 3 [Member] | Total loan commitments and financial guarantees [Member] | Financial guarantees given [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	214	229
Stage 3 [Member] | Total loan commitments and financial guarantees [Member] | Other commitments given [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	€ 550	€ 636